Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gabelli Growth Innovators ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	41.83%	42.16%	(43.86%)
Gabelli Love Our Planet & People ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.95%	4.85%	(15.08%)
Gabelli Automation ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.99%	18.23%
Gabelli Commercial Aerospace and Defense ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	22.24%	14.14%
Gabelli Financial Services Opportunities ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	44.59%	38.83%